Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On May 16, 2018, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). On September 21, 2018, the underwriters’ over-allotment option expired unexercised, and, as a result 750,000 Founder Shares were forfeited resulting in an aggregate of 5,000,000 Founder Shares outstanding.

The Founder Shares automatically converted into common stock upon the consummation of the Business Combination on a one-for-one basis, as described in Note 7.

The Sponsor agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) subsequent to an initial business combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Pursuant to the Amended and Restated Registration Rights Agreement (the “Amended and Restated Registration Rights Agreement”) with the Sponsor, Jefferies LLC, EarlyBirdCapital, Inc., UMB Capital Corporation, Salvatore Galletti, Pizzo Food Srls and Stephanie Dieckmann (the “Investors”), the Sponsor agreed that it will not transfer (i) 1,250,000 Founder Shares held by it prior to six months after the Closing and (ii) 3,750,000 Founder Shares held by it prior to the earlier of (x) 12 months after the Closing, (y) the date on which the last sales price of common stock exceeds $12.00, subject to adjustment as provided therein and (z) the date on which the Company completes a transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, the holders of shares of common stock received as consideration in the Business Combination agreed not to transfer any of such shares held by them prior to six months after the Closing (see Note 6).

Administrative Services Agreement

The Company entered into an agreement with an affiliate of the Sponsor whereby, commencing on August 7, 2018 through the earlier of the Company’s consummation of an initial business combination and its liquidation, the Company agreed to pay the affiliate $15,000 per month for office space, utilities and secretarial and administrative support. For the three months ended September 30, 2020 and 2019, the Company incurred $45,000 in fees for these services. For the nine months ended September 30, 2020 and 2019, the Company incurred $135,000 in fees for these services. At September 30, 2020 and December 31, 2019, fees amounting to $81,907 and $0 are included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets, respectively. The Company ceased paying these monthly fees upon the Closing.

Related Party Loans

On May 16, 2018, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering. The Promissory Note was repaid upon the consummation of the Initial Public Offering on August 7, 2018.

On February 10, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Extension Note”) in the aggregate amount of $2,639,394 in order to fund the extension payments. The Extension Note is non-interest bearing and payable upon the consummation of an initial business combination. As of September 30, 2020, the outstanding balance under the Extension Note amounted to $1,799,587. The Extension Note was repaid at Closing from cash released from the Trust Account.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On May 16, 2018, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustments, as described in Note 7.

The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Shares). On September 21, 2018, the underwriters’ over-allotment option expired unexercised, and, as a result 750,000 Founder Shares were forfeited resulting in an aggregate of 5,000,000 Founder Shares outstanding.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement with an affiliate of the Sponsor whereby, commencing on August 7, 2018 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company agreed to pay the affiliate $15,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2019, the Company incurred and paid $180,000 in fees for these services. For the period from May 4, 2018 (inception) through December 31, 2018, the Company incurred and paid $75,000 in fees for these services.

Related Party Loans

On May 16, 2018, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering. The Promissory Note was repaid upon the consummation of the Initial Public Offering on August 7, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. If a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of the Working Capital Loans, if any, have not been determined and no written agreements exist with respect to any such Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,200,000 of such Working Capital Loans may be converted into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units.